Pension and Other Employee Obligations (Tables)	12 Months Ended
Mar. 31, 2023
Pension and Other Employee Obligations [Abstract]
Schedule of Pension and Other Employee Obligations	The components of pension and other employee obligations were as follows:
(In USD) As at	March 31, 2023	March 31, 2022
Current
Provision for gratuity	$70,872	$93,363
Provision for leave encashment	75,134	83,528
Other statutory provisions	—	—
	146,006	176,891
Non current
Provision for gratuity	$215,841	$248,364
Provision for leave encashment	222,967	152,610
Other statutory provisions	—	6,539
Pension and other employee obligations	438,808	407,513